[Chapman and Cutler LLP Letterhead]

May 28, 2019

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electric filing under the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (the “Registration Statement”) on May 28, 2019. This Registration Statement relates to the proposed reorganization of the YieldShares High Income ETF with and into the Amplify High Income ETF, a series of the Registrant.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure